PIMCO Emerging Markets Full Spectrum Bond Fund Expense Example - PIMCO Emerging Markets Full Spectrum Bond Fund - Institutional	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	$ 1,805